Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Column Financial, Inc. (“Column”)

Natixis Real Estate Capital LLC (“Natixis”)

Benefit Street Partners CRE Finance LLC (“BSP”)

(together with Column, and Natixis, the “Loan Sellers”)

Credit Suisse Commercial Mortgage Securities Corp.

Credit Suisse Securities (USA) LLC

Natixis Securities Americas LLC

(together with the Loan Sellers, the “Specified Parties”)

Re: CSAIL 2017-CX9 Commercial Mortgage Trust – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Loan Sellers contained in an electronic data file (“Data File” defined below) provided to us on September 8, 2017 containing information on 31 mortgage loans and 70 related mortgaged properties (the “Data File”) which we were informed are to be included as collateral in the offering of the CSAIL 2017-CX9 Mortgage Trust Commercial Mortgage Pass -Through Certificates, Series 2017-CX9. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We have completed the loan file procedures explained below and have performed procedures on the information you have requested. Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The Data File provided to us by the Loan Sellers on September 8, 2017 entitled (‘exact file name with extension’) containing data with respect to their respective mortgage loans (“Mortgage Loans”) and the related mortgaged properties (“Mortgaged Properties”). A summary of the contents of the Data File is as follows:
Loan Seller	Number of Mortgage Loans	Number of Mortgaged Properties
Column	8	8
Natixis	15	46
BSP	8	16
TOTAL	31	70

KPMG LLP is a Delaware limited liability partnership and the US member firm of KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

●	The term “Cut-Off Date” means the payment date in September 2017, as provided by the Loan Sellers.
●	The term “Reporting Period” means the time between August 13, 2017 (“Reporting Begin Date”) and September 12, 2017 (“Reporting End Date”), as provided by the Loan Sellers.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Loan Sellers and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform recomputation procedures and listed in Attachment B.
●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Loan Sellers.
●	The term “Instructions” means the instructions provided by the Loan Sellers pertaining to a specific attribute, methodology, or value and described in Attachment C.
●	The Loan Sellers are responsible for the information contained in the Data File.
●	The term “ABS Technical Specification” refers to the document entitled EDGAR® ABS XML Technical Specification Version 1.7 dated July 2017 that contains the value and code description information in section “4.3 Data Value constraints for CMBS”.

The Loan Sellers are responsible for the specified attributes identified by the Loan Sellers in the Data File.

We were instructed by the Loan Sellers to perform the agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Loan Sellers, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Loan Sellers in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

2

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Loan Sellers, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Loan Sellers, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Loan Sellers which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loans being securitized, (iii) the compliance of the originators of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA

September 8, 2017

3

 ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Name	Provided by Loan Seller
Property Address	Appraisal, Engineering Report
City	Appraisal, Engineering Report
State	Appraisal, Engineering Report
Zip Code	Appraisal, USPS
County	Appraisal, Engineering Report
Property Type	Appraisal
Property Subtype	Appraisal
Total SF/Units	Borrower Rent Roll, Underwritten Rent Roll, Lease
Unit of Measure	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Environmental Report Type	Environmental Report
Environmental Report Date	Environmental Report
Environmental Insurance	Insurance Certificate, Insurance Review
Phase II Recommended	Environmental Report
Phase II Performed	Environmental Report
Engineering Report Date	Engineering Report
Seismic Date	Seismic Report
Seismic Zone	Seismic Report
PML (%)	Seismic Report
Earthquake Insurance	Insurance Certificate, Insurance Review
Terrorism Insurance (Y/N)	Insurance Certificate, Insurance Review
Loan Purpose	Closing Statement, Loan Agreement
Appraised Value	Appraisal
Appraised CapRate (%)	Appraisal
Appraisal Date	Appraisal
As-Is Appraised Value	Appraisal
As-Is Appraised Value Date	Appraisal
As-Stabilized Appraised Value	Appraisal
As-Stabilized Appraised Value Date	Appraisal
"FIRREA” Eligible	Appraisal
Appraiser Designation	Appraisal
Pari Passu Note Control (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Pari Passu Piece-In Trust	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Total Non Trust Pari Passu Debt	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement

A-1

 ATTACHMENT A

Attribute	Source Document
Total Original Balance Pari Passu Debt	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Total Pari Passu Annual Debt Service	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement. For the Mortgage Loans identified on the Data File for which the Amortization Type characteristic is 'Interest Only' or 'Interest Only, ARD', the Total Pari Passu Annual Debt Service was recomputed using the following formula: Interest Rate (%) multiplied by the number of days in the month (30 for 30/360 loans and actual for Actual 360 loans) multiplied by the Total Original Balance Pari Passu Debt.
Addit Debt Permitted (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Addit Debt Exist (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Additional Debt Type(s)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Total Additional Debt (if any)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Total Additional Debt Cut-off Date Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Total Additional Debt Maturity Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Additional Debt Interest Rate	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Additional Debt Annual Debt Service	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Interest Rate (%)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Amortization Type	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Accrual Type	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Monthly Debt Service	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement. For the Mortgage Loans identified on the Data File for which the Amortization Type characteristic is 'Interest Only' or 'Interest Only, ARD', the Monthly Debt Service was recomputed using the following formula: Interest Rate (%) multiplied by the number of days in the month (30 for 30/360 loans and actual for Actual 360 loans) multiplied by the Original Balance.
I/O Period	Loan Agreement, Promissory Note, Deed of Trust, Mortgage

A-2

 ATTACHMENT A

Attribute	Source Document
CutOff Date	Provided by Loan Seller
Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Grace Period (Late Payment)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Grace Period (Default)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Note Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
ARD (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Maturity/ARD Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Final Mat Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
ARD Step Up (%)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial IO Last IO Payment	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial IO Loan First P&I Payment	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Call Protection Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Lockout End Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Defeasance Allowed	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Defeasance Summary	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Yield Maint. Allowed	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Yield Maint. End Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Yield Maint. Provision	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Defeasance End Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Prepayment/Defeasance Begin Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Original String	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial Release Permitted (Y/N)	Loan Agreement, Promissory Notes, Deed of Trust, Mortgage
Partial Release Provisions	Loan Agreement, Promissory Notes, Deed of Trust, Mortgage
Current Occupancy	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Current Occupancy Date	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
2013 Revenues	Underwritten Financial Schedule

A-3

 ATTACHMENT A

Attribute	Source Document
2013 Total Expenses	Underwritten Financial Schedule
2013 NOI	Underwritten Financial Schedule
2014 Revenues	Underwritten Financial Schedule
2014 Total Expenses	Underwritten Financial Schedule
2014 NOI	Underwritten Financial Schedule
2015 Revenues	Underwritten Financial Schedule
2015 Total Expenses	Underwritten Financial Schedule
2015 NOI	Underwritten Financial Schedule
Most Recent Revenues	Underwritten Financial Schedule
Most Recent Expenses	Underwritten Financial Schedule
Most Recent NOI	Underwritten Financial Schedule
Most Recent NCF	Underwritten Financial Schedule
As of	Underwritten Financial Schedule
Most Recent Financials Start Date	Underwritten Financial Schedule
UW Revenues	Underwritten Financial Schedule
UW Total Expenses	Underwritten Financial Schedule
UW NOI	Underwritten Financial Schedule
UW Capital Items	Underwritten Financial Schedule
UW NCF	Underwritten Financial Schedule
U/W Economic Occupancy	Underwritten Financial Schedule
CTL (Y/N)	Credit Tenant Lease
Single Tenant	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Largest Tenant	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Unit Size	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Lease Expiration	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
2nd Largest Tenant	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
2nd Largest Tenant Unit Size	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
3rd Largest Tenant	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
3rd Largest Tenant Unit Size	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
4th Largest Tenant	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
4th Largest Tenant Unit Size	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
4th Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll

A-4

 ATTACHMENT A

Attribute	Source Document
5th Largest Tenant	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
5th Largest Tenant Unit Size	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
5th Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Master Lease (Y/N)	Lease Agreement
Master Lease Details	Lease Agreement
Title Type	Proforma Title Policy, Title Policy, Escrow Instruction Letter
Ground Lease Expiration	Proforma Title Policy, Title Policy, Ground Lease
Ground Lease Extension Terms	Proforma Title Policy, Title Policy, Ground Lease
Annual Ground Lease Payment	Proforma Title Policy, Title Policy, Ground Lease
Ground Lease Escalation Terms	Proforma Title Policy, Title Policy, Ground Lease
SPE (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Assumption Fees	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Crossed Loan	Cross-Collateralization Agreement, Loan Agreement
Related Borrower	Guaranty of Recourse Obligations
Borrower Name	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Principal Name	Guaranty of Recourse Obligations
Tenant-in-Common	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Non-Delaware LLC? (Yes/No)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Independent Directors	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Non-Consolidation Opinion (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Non-consolidation letter
Lockbox (Y/N)	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Lockbox In-place	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Lockbox Type	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Lockbox Trigger	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Cash Management (Springing/In-place)	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Cash Management Trigger	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Subservicer In Place (Y/N)	Provided by Loan Seller
Subservicer Name	Provided by Loan Seller
Subservicer Fee	Provided by Loan Seller
Master Servicing Fee Rate	Provided by Loan Seller
Primary Servicing Fee Rate	Provided by Loan Seller
Trustee & Paying Agent Fee	Provided by Loan Seller

A-5

 ATTACHMENT A

Attribute	Source Document
Senior Trust Advisor Fee	Provided by Loan Seller
Asset Representations Review Fee	Provided by Loan Seller
CREFC Fee	Provided by Loan Seller
Cash/Pmt Collection Function	Provided by Loan Seller
Replacement Reserve Flag Y/N/Springing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront CapEx Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront Eng. Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront Envir. Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
TILC Escrow Flag Y/N/Springing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront TI/LC Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Tax Escrow Flag Y/N/Springing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront RE Tax Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Insurance Escrow Flag Y/N/Springing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront Ins. Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Upfront Debt Service Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront Other Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront Other Description	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly Capex Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly Envir. Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly TI/LC Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly RE Tax Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Monthly Ins. Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Monthly Debt Service Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly Other Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Monthly Description	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Interest on Taxes & Insurance	Loan Agreement, Reserve Agreement, Mortgage
Interest on Replacement Reserves	Loan Agreement, Reserve Agreement, Mortgage
Interest on TI&LC Account	Loan Agreement, Reserve Agreement, Mortgage
Interest on Environmental Reserve	Loan Agreement, Reserve Agreement, Mortgage

A-6

 ATTACHMENT A

Attribute	Source Document
Interest on Debt Service Reserve	Loan Agreement, Reserve Agreement, Mortgage
Interest on Other Reserve	Loan Agreement, Reserve Agreement, Mortgage
Interest on Eng. Reserve	Loan Agreement, Reserve Agreement, Mortgage
Capex Escrow Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
Envir. Escrow Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
TI/LC Reserve Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
RE Tax Escrow Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
Insurance Escrow Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
Debt Service Reserve Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
Other Reserve Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
Counterparty of LOCs	Loan Agreement, Reserve Agreement, Mortgage
CapEx Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
Envir. Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
TI/LC Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
RE Tax Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
Insur. Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
Debt Service Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
Other Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
Holdback	Closing Statement, Loan Agreement, Promissory Note, Reserve Agreement
Holdback Amt	Closing Statement, Loan Agreement, Promissory Note, Reserve Agreement
Holdback Desc.	Closing Statement, Loan Agreement, Promissory Note, Reserve Agreement
Letter of Credit	Loan Agreement, Letter of Credit
Description of LOC	Loan Agreement, Letter of Credit
HOTEL13_OCC	Underwritten Financial Schedule
HOTEL13_ADR	Underwritten Financial Schedule
HOTEL13_REVPAR	Underwritten Financial Schedule
HOTEL14_OCC	Underwritten Financial Schedule
HOTEL14_ADR	Underwritten Financial Schedule
HOTEL14_REVPAR	Underwritten Financial Schedule
HOTEL15_OCC	Underwritten Financial Schedule
HOTEL15_ADR	Underwritten Financial Schedule
HOTEL15_REVPAR	Underwritten Financial Schedule
Most Recent Occupancy % (Hotel Only)	Underwritten Financial Schedule
Most Recent ADR	Underwritten Financial Schedule
Most Recent RevPAR	Underwritten Financial Schedule
UW Occupancy %	Underwritten Financial Schedule
UW ADR	Underwritten Financial Schedule
UW RevPAR	Underwritten Financial Schedule
Prior Securitization	Provided by Loan Seller

A-7

 ATTACHMENT A

Attribute	Source Document
Group ID	Provided by Loan Seller
Reporting Period Beginning Date	Provided by Loan Seller
Reporting Period End Date	Provided by Loan Seller
Underwriting Indicator	Provided by Loan Seller
Lien Position Securitization Code	Provided by Loan Seller
Number Properties	Provided by Loan Seller
Interest Only Indicator	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Balloon Indicator	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Prepayment Premium Indicator	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Negative Amortization Indicator	Provided by Loan Seller
Payment Frequency Code	Compared using the First Payment Date and the ABS Technical Specification.
Interest Accrual Method Code	Compared using the Accrual Type and the ABS Technical Specification.
Original Interest Rate Type Code	Compared using the Interest Rate (%) and the ABS Technical Specification.
Loan Structure Code	Compared using the Pari Passu Piece - In Trust, Addit Debt Exist (Y/N) and the ABS Technical Specification.
Payment Type Code	Compared using the Amortization Type and the ABS Technical Specification.
Property Type Code	Compared using the Property Type and the ABS Technical Specification.
Valuation Source Securitization Code	Compared using the Appraiser Designation and the ABS Technical Specification.
Defeased Status Code	Compared using Defeasance Allowed and the ABS Technical Specification.
Modified Indicator	Provided by Loan Seller
Arm Index Code	Provided by Loan Seller
First Rate Adjustment Date	Provided by Loan Seller
First Payment Adjustment Date	Provided by Loan Seller
ARM Margin Number	Provided by Loan Seller
Lifetime Rate Floor Percentage	Provided by Loan Seller
Periodic Rate Increase Limit Percentage	Provided by Loan Seller
Periodic Rate Decrease Limit Percentage	Provided by Loan Seller
Periodic Payment Adjustment Maximum Amount	Provided by Loan Seller
Periodic Payment Adjustment Maximum Percent	Provided by Loan Seller
Rate Reset Frequency Code	Provided by Loan Seller
Payment Reset Frequency Code	Provided by Loan Seller
Index Lookback Days Number	Provided by Loan Seller
Maximum Negative Amortization Allowed Percentage	Provided by Loan Seller
Maximum Negative Amortization Allowed Amount	Provided by Loan Seller

A-8

 ATTACHMENT A

Attribute	Source Document
Negative Amortization Deferred Interest Cap Amount	Provided by Loan Seller
Deferred Interest Cumulative Amount	Provided by Loan Seller
Deferred Interest Collected Amount	Provided by Loan Seller
Most Recent Valuation Amount	Provided by Loan Seller
Most Recent Valuation Date	Provided by Loan Seller
Most Recent Valuation Source Code	Provided by Loan Seller
Most Recent Physical Occupancy Percentage	Provided by Loan Seller
Property Status Code	Provided by Loan Seller
Net Operating Income Net Cash Flow Securitization Code	Provided by Loan Seller
Net Operating Income Net Cash Flow Code	Provided by Loan Seller
Debt Service Coverage Securitization Code	Provided by Loan Seller
Most Recent Debt Service Coverage Code	Provided by Loan Seller
Most Recent Annual Lease Rollover Review Date	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Asset Added Indicator	Provided by Loan Seller
Report Period Modification Indicator	Provided by Loan Seller
Other Interest Adjustment Amount	Provided by Loan Seller
Unscheduled Principal Collected Amount	Provided by Loan Seller
Other Principal Adjustment Amount	Provided by Loan Seller
Report Period End Actual Loan Balance Amount	Provided by Loan Seller
Hyper Amortizing Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Servicing Advance Method Code	Provided by Loan Seller
Non Recoverability Indicator	Provided by Loan Seller
Total Principal Interest Advanced Outstanding Amount	Provided by Loan Seller
Total Taxes Insurance Advances Outstanding Amount	Provided by Loan Seller
Other Expenses Advanced Outstanding Amount	Provided by Loan Seller
Payment Status Loan Code	Provided by Loan Seller
Arm Index Rate Percentage	Provided by Loan Seller
Next Interest Rate Percentage	Provided by Loan Seller
Next Interest Rate Change Adjustment Date	Provided by Loan Seller
Next Payment Adjustment Date	Provided by Loan Seller
Primary Servicer Name	Provided by Loan Seller
Most Recent Special Servicer Transfer Date	Provided by Loan Seller
Most Recent Master Servicer Return Date	Provided by Loan Seller
Asset Subject Demand Indicator	Provided by Loan Seller
Asset Subject Demand Status Code	Provided by Loan Seller
Repurchase Amount	Provided by Loan Seller
Demand Resolution Date	Provided by Loan Seller

A-9

 ATTACHMENT A

Attribute	Source Document
Repurchaser Name	Provided by Loan Seller
Repurchase Replacement Reason Code	Provided by Loan Seller
Realized Loss To Trust Amount	Provided by Loan Seller
Liquidation Prepayment Code	Provided by Loan Seller
Liquidation Prepayment Date	Provided by Loan Seller
Prepayment Premium Yield Maintenance Received Amount	Provided by Loan Seller
Workout Strategy Code	Provided by Loan Seller
Last Modification Date	Provided by Loan Seller
Modification Code	Provided by Loan Seller
Post Modification Interest Percentage	Provided by Loan Seller
Post Modification Maturity Date	Provided by Loan Seller
Post Modification Amortization Period Amount	Provided by Loan Seller
A-10

 ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Total Cut-off Date Pari Passu Debt	Recompute using the Total Original Balance Pari Passu Debt, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Total Pari Passu Annual Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Total Maturity Balance Pari Passu Debt	Recompute using the Total Original Balance Pari Passu Debt, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Total Pari Passu Annual Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. For each Mortgage Loan, recompute the Total Maturity Balance Pari Passu Debt as the aggregate principal amount that is scheduled to be paid on the “Maturity/ARD Date,” including the principal component that is included in the Total Pari Passu Annual Debt Service that is due on the “Maturity/ARD Date.”
Total Cut- off Date Debt Balance (Pari +B-note +Mezz)	The sum of (i) Total Cut-off Date Pari Passu Debt and (ii) Total Additional Debt Cut-off Date Balance.
Total Debt Maturity Balance (Pari + B-note + Mezz)	The sum of (i) Total Maturity Balance Pari Passu Debt and (ii) Total Additional Debt Maturity Balance.
Total Debt (Mortgage + B-note + Mezz) Annual Debt Service	The sum of (i) Total Pari Passu Annual Debt Service and (ii) Additional Debt Annual Debt Service.
Original Loan/ Unit	Original Balance divided by Total SF/Units.
Cutoff Balance	Recompute using the Original Balance, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Monthly Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Cutoff Balance/Unit	Cutoff Balance divided by Total SF/Units.
Maturity Balance	Recompute using the Original Balance, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Monthly Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. For each Mortgage Loan, recompute the Maturity Balance as the aggregate principal amount that is scheduled to be paid on the “Maturity/ARD Date,” including the principal component that is included in the Monthly Debt Service that is due on the “Maturity/ARD Date”.
Maturity Balance per Unit	Maturity Balance divided by Total SF/Units.
Annual Debt Service	Monthly Debt Service multiplied by 12.
Term	Number of payments between and including the Maturity/ARD Date and the First Payment Date.

B-1

Attribute	Calculation Methodology
Rem. Term	Term less Seasoning.
Amort. Term	Recompute by using the Original Balance, Interest Rate (%) and Monthly Debt Service for Mortgage Loans identified on the Data File from which the Amortization Type characteristic is 'Balloon', or 'Balloon, ARD', (the "Balloon Loans"). For the Mortgage Loans identified on the Data File for which the Amortization Type characteristic is 'IO-Balloon' (the "Partial Interest Only Loans"), use the Monthly Debt Service after the expiration of the interest only period. For the Mortgage Loans identified on the Data File for which the Amortization Type characteristic is 'Interest Only' or 'Interest Only, ARD') is shown as '0', (the "Interest Only Loans").
Rem. Amort.	Amort. Term minus Seasoning.
Seasoning	Number of payments between and including the First Payment Date and the CutOff Date.
Lockout Remaining	Number of payments between and including the Lockout End Date and the CutOff Date.
Remaining Defeasance Payments	Number of payments between and including the Defeasance End Date and the CutOff Date minus Lockout Remaining.
Remaining Yield Maintenance Payments	Number of payments between and including the Yield Maint. End Date and the CutOff Date minus Lockout Remaining.
Open Payments	Number of payments between and including the Maturity/ARD Date but excluding the later of the (i) Defeasance End Date and (ii) Yield Maint. End Date.
Cutoff LTV (%)	If the Pari Passu Note Control (Y/N) characteristic is ‘Yes’ or ‘No’, (the “Pari Passu Loans”), we used Total Cut-off Date Pari Passu Debt divided by Appraised Value. If the Pari Passu Note Control (Y/N) characteristic is ‘NAP’, (the “Non Pari Passu Loans”), we used Cutoff Balance divided by Appraised Value.
Maturity LTV (%)	For the Pari Passu Loans, we used Total Maturity Balance Pari Passu Debt divided by Appraised Value. For the Non Pari Passu Loans, we used Maturity Balance divided by Appraised Value.
UW NOI DSCR	For the Pari Passu Loans, we used UW NOI divided by Total Pari Passu Annual Debt Service. For the Non Pari Passu Loans, we used UW NOI divided by Annual Debt Service.
UW NCF DSCR	For the Pari Passu Loans, we used UW NCF divided by Total Pari Passu Annual Debt Service. For the Non Pari Passu Loans, we used UW NCF divided by Annual Debt Service.
Underwritten NOI Debt Yield	For the Pari Passu Loans, we used UW NOI divided by the amount equals Total Cut-off Date Pari Passu Debt. For the Non Pari Passu Loans, we used UW NOI divided by the amount equals Cutoff Balance.

B-2

Attribute	Calculation Methodology
Underwritten NCF Debt Yield	For the Pari Passu Loans, we used UW NCF divided by the amount equals Total Cut-off Date Pari Passu Debt. For the Non Pari Passu Loans, we used UW NCF divided by the amount equals Cutoff Balance.
Total Debt NOI DSCR	UW NOI divided by Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.
Total Debt NCF DSCR	UW NCF divided by Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.
Total Debt Debt NOI DY	UW NOI divided by the amount equals to Total Cut-off Date Debt Balance (Pari + B-note + Mezz).
Total Debt Debt NCF DY	UW NCF divided by the amount equals to Total Cut-off Date Debt Balance (Pari + B-note + Mezz).
Total Debt CUT_OFF_LTV	The amount equals to the Total Cut-off Date Debt Balance (Pari + B-note + Mezz) divided Appraised Value.
Total Debt MAT_LTV	The Total Debt Maturity Balance (Pari + B-note + Mezz) divided by the Appraised Value.
Total Debt Per Unit	Total Cut-off Date Debt Balance (Pari + B-note + Mezz) divided by Total SF/Units.
Largest Major Tenant NRA %	Unit Size divided by Total SF/Units.
2nd Largest Tenant NRA %	2nd Largest Tenant Unit Size divided by Total SF/Units.
3rd Largest Tenant NRA %	3rd Largest Tenant Unit Size divided by Total SF/Units.
4th Largest Tenant NRA %	4th Largest Tenant Unit Size divided by Total SF/Units.
5th Largest Tenant NRA %	5th Largest Tenant Unit Size divided by Total SF/Units.
Admin. Fee	The sum of Subservicer Fee, Master Servicing Fee Rate, Primary Servicing Fee Rate, Trustee & Paying Agent Fee, Senior Trust Advisor Fee, CREFC Fee.
Net Mortgage Interest Rate	Interest Rate (%) minus Admin. Fee.
Servicer Fee	The sum of Subservicer Fee, Master Servicing Fee Rate, Primary Servicing Fee Rate.
Report Period Beginning Schedule Loan Balance Amount	Recompute using the Original Balance, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%), Monthly Debt Service and the Reporting Period Beginning Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Report Period End Schedule Balance Amount	Recompute using the Original Balance, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%), Monthly Debt Service and the Reporting Period End Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Schedule Interest Amount	The interest allocation of the payment that was scheduled to be collected during the Reporting Period.
Scheduled Principal Amount	The principal allocation of the payment that was scheduled to be collected during the Reporting Period.
Most Recent Debt Service Coverage Net Operating Income Percentage	For the Pari Passu Loans, use Most Recent NOI divided by Total Pari Passu Annual Debt Service. For the Non Pari Passu Loans, use Most Recent NOI divided by Annual Debt Service.

B-3

Attribute	Calculation Methodology
Most Recent Debt Service Coverage Net Cash Flow Percentage	For the Pari Passu Loans, use Most Recent NCF divided by Total Pari Passu Annual Debt Service. For the Non Pari Passu Loans, use Most Recent NCF divided by Annual Debt Service.

B-4

 ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Loan Seller,” we were instructed by the Loan Sellers to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the applicable Loan Seller to follow the instructions listed below pertaining to the applicable Mortgage Loan and Compared Attribute:
Loan Seller	Mortgage Loan	Compared Attribute	Loan Seller Instruction
Natixis	245 Park Avenue	Original Balance	Provided by Loan Seller
Column	Hilton Glendale	Original Balance; Interest Rate (%);Monthly Debt Service; Additional Debt Type(s); Total Additional Debt (if any); Additional Debt Interest Rate; Additional Debt Annual Debt Service	Provided by Loan Seller
Natixis	300 Montgomery	Original Balance	Provided by Loan Seller
BSP	Tenalok Portfolio	Original Balance	Provided by Loan Seller

C-1